Short and long-term documents: Additional information (Details) $ in Thousands, $ in Thousands			1 Months Ended
	Oct. 20, 2022	May 22, 2013	May 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	May 31, 2022 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Jun. 24, 2015 MXN ($)	Jun. 24, 2015 USD ($)	Dec. 13, 2013 USD ($)	Mar. 22, 2013 MXN ($)
Long-term debt:
Proportion of interest in subsidiary	60.00%
Debt coverage ratio				1.7	1.7
Aerostar
Long-term debt:
Notional amount												$ 350,000	$ 4,471,000
Borrowings, interest rate										6.75%	6.75%
Debt coverage ratio						1.0	1.0
Senior secured notes due on March 22, 2035
Long-term debt:
Notional amount				$ 10,549,929	$ 600,000			$ 7,207,061	$ 400,000
Borrowings, interest rate		5.75%
Debt Instrument, Quoted Yield		2.39%
Spread Credit		336
Senior secured notes due on March 22, 2035 | Aerostar
Long-term debt:
Principal Amount With Modified Payment Terms			$ 50,000
Notional amount						$ 3,947,522	$ 200,000			$ 737,000	$ 50,000
Debt Instrument, Quoted Yield			4.92%